UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 04178 )

Exact name of registrant as specified in charter: Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2005 Date of reporting period: December 31, 2005

Item 1: Schedule of Investments

Putnam American Government Income Fund

The fund's portfolio
12/31/05 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (24.7%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.3%)
Government National Mortgage Association Adjustable Rate Mortgages 4 1/2s, August 20,
2034	$16,457,339	$16,307,207
Government National Mortgage Association Pass-Through Certificates
8s, with due dates from April 15, 2030 to May 15, 2030	120,945	129,968
7 1/2s, with due dates from February 15, 2022 to September 15, 2030	6,865,381	7,288,667
7s, with due dates from November 15, 2022 to January 15, 2031	375,774	396,114
6 1/2s, with due dates from December 15, 2031 to April 15, 2033	367,971	384,862
6s, with due dates from October 15, 2023 to January 15, 2029	195,946	200,877
6s, TBA, January 1, 2036	610,000	624,249
4 1/2s, TBA, January 1, 2036	2,300,000	2,205,484
		27,537,428

U.S. Government Agency Mortgage Obligations (21.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029	2,722,690	2,871,056
6s, with due dates from April 1, 2032 to August 1, 2035	1,000,613	1,011,781
6s, with due dates from June 1, 2017 to June 1, 2020	1,819,820	1,856,287
6s, TBA, January 1, 2036	7,591,000	7,663,945
5 1/2s, with due dates from July 1, 2019 to August 1, 2019	993,014	999,298
5 1/2s, TBA, January 1, 2036	1,460,000	1,446,313
4s, TBA, January 1, 2021	2,964,000	2,821,589
Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from November 1, 2022 to December 1, 2035	8,119,453	8,471,239
6 1/2s, with due dates from February 1, 2034 to September 1, 2034	13,827,364	14,184,390
6 1/2s, with due dates from February 1, 2016 to February 1, 2017	363,754	373,985
6s, TBA, January 1, 2036	20,600,000	20,785,079
5 1/2s, with due dates from September 1, 2035 to November 1, 2035	30,502,384	30,211,661
5 1/2s, with due dates from December 1, 2011 to October 1, 2018	932,926	939,739
5 1/2s, TBA, January 1, 2036	74,200,000	73,469,590
5s, September 1, 2035	986	957
5s, with due dates from May 1, 2018 to February 1, 2020	659,412	653,742
5s, TBA, January 1, 2035	10,300,000	9,976,516
5s, TBA, January 1, 2021	400,000	395,562
4 1/2s, TBA, January 1, 2021	400,000	389,000
4s, with due dates from May 1, 2019 to September 1, 2020	1,964,207	1,873,844
		180,395,573

Total U.S. government and agency mortgage obligations (cost $208,250,482)		$207,933,001

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.2%)(a)

	Principal amount	Value

Fannie Mae
7 1/8s, January 15, 2030	$847,000	$1,102,077
6 3/8s, June 15, 2009	2,046,000	2,151,815
6 1/4s, May 15, 2029	35,000	41,208
4 1/4s, August 15, 2010	13,700,000	13,417,780
3 7/8s, May 15, 2007	1,660,000	1,642,103
Federal Home Loan Bank 5 3/8s, February 15, 2007	2,420,000	2,436,891
Freddie Mac
6 7/8s, September 15, 2010	8,053,000	8,764,080
6 5/8s, September 15, 2009	29,420,000	31,291,409

Total U.S. government agency obligations (cost $62,112,098)		$60,847,363

U.S. TREASURY OBLIGATIONS (19.8%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8 7/8s, August 15, 2017	$9,080,000	$12,625,457
8s, November 15, 2021	16,475,000	22,704,609
7 1/2s, November 15, 2016	10,948,000	13,758,557
6 1/4s, May 15, 2030	10,723,000	13,318,301
6s, February 15, 2026	45,670,000	53,883,466
U.S. Treasury Notes
4 1/4s, August 15, 2013	38,441,000	38,104,641
4s, April 15, 2010	1,990,000	1,961,394
3 1/2s, August 15, 2009	10,472,000	10,168,475

Total U.S. treasury obligations (cost $156,475,131)		$166,524,900

COLLATERALIZED MORTGAGE OBLIGATIONS (31.2%)(a)

	Principal amount	Value

Fannie Mae
IFB Ser. 03-130, Class SJ, 10.485s, 2034	$296,888	$318,205
Ser. 03-W6, Class PT1, 9.499s, 2042	3,605,930	3,864,592
IFB Ser. 05-114, Class PS, 9.041s, 2035	420,000	421,838
IFB Ser. 05-115, Class NQ, 8.813s, 2036	435,000	435,289
IFB Ser. 05-74, Class CP, 8.695s, 2035	1,533,223	1,623,223
IFB Ser. 05-76, Class SA, 8.695s, 2034	1,083,780	1,128,107
IFB Ser. 05-106, Class US, 8.511s, 2035	1,852,607	1,967,098
IFB Ser. 05-99, Class SA, 8.511s, 2035	897,603	935,174
IFB Ser. 05-104, Class SD, 8.511s, 2033	1,184,049	1,210,782
IFB Ser. 05-74, Class DM, 8.328s, 2035	1,765,648	1,838,393
Ser. 00-42, Class B2, 8s, 2030	47,959	51,733
Ser. 00-17, Class PA, 8s, 2030	225,489	243,010
Ser. 00-18, Class PA, 8s, 2030	208,504	224,642
Ser. 00-19, Class PA, 8s, 2030	215,200	231,835
Ser. 00-20, Class PA, 8s, 2030	122,096	131,680
Ser. 00-21, Class PA, 8s, 2030	363,534	391,926
Ser. 00-22, Class PA, 8s, 2030	271,371	292,348
Ser. 97-37, Class PB, 8s, 2027	634,980	686,159
Ser. 97-13, Class TA, 8s, 2027	90,995	98,366
Ser. 97-21, Class PA, 8s, 2027	369,508	398,958
Ser. 97-22, Class PA, 8s, 2027	712,174	769,362
Ser. 97-16, Class PE, 8s, 2027	242,029	261,415
Ser. 97-25, Class PB, 8s, 2027	239,943	259,066
Ser. 95-12, Class PD, 8s, 2025	145,293	156,756
Ser. 95-5, Class A, 8s, 2025	176,211	190,484
Ser. 95-5, Class TA, 8s, 2025	45,376	49,170
Ser. 95-6, Class A, 8s, 2025	113,256	122,418
Ser. 95-7, Class A, 8s, 2025	154,039	166,593
Ser. 94-106, Class PA, 8s, 2024	228,927	247,630
Ser. 94-95, Class A, 8s, 2024	353,108	382,169
IFB Ser. 05-74, Class CS, 7.978s, 2035	1,747,855	1,817,769
IFB Ser. 05-114, Class SP, 7.7s, 2036	502,000	497,843
Ser. 05-W3, Class 1A, 7 1/2s, 2045	3,163,698	3,343,168
Ser. 04-W8, Class 3A, 7 1/2s, 2044	4,162,167	4,390,146
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	3,801,885	4,008,232
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,125,925	2,240,707
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	3,140,643	3,307,817
Ser. 03-W4, Class 4A, 7 1/2s, 2042	740,284	776,359
Ser. 02-T18, Class A4, 7 1/2s, 2042	1,290,274	1,356,789
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	2,095,029	2,202,698
Ser. 02-T16, Class A3, 7 1/2s, 2042	9,613,233	10,104,812
Ser. 02-T19, Class A3, 7 1/2s, 2042	28,112	29,557
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	402,575	423,424
Ser. 02-T12, Class A3, 7 1/2s, 2042	30,934	32,460
Ser. 02-W4, Class A5, 7 1/2s, 2042	4,395,520	4,615,413
Ser. 02-W1, Class 2A, 7 1/2s, 2042	72,419	75,701
Ser. 02-14, Class A2, 7 1/2s, 2042	218,918	229,744
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,720,018	2,849,253
Ser. 02-T4, Class A3, 7 1/2s, 2041	1,078,601	1,130,161
Ser. 02-T6, Class A2, 7 1/2s, 2041	1,067,508	1,117,093
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,453,473	1,523,100
Ser. 01-T8, Class A1, 7 1/2s, 2041	449,179	469,796
Ser. 01-T7, Class A1, 7 1/2s, 2041	7,165,592	7,488,615
Ser. 01-T3, Class A1, 7 1/2s, 2040	63,263	66,145
Ser. 99-T2, Class A1, 7 1/2s, 2039	142,448	149,869
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,524,018	1,599,141
Ser. 02-T1, Class A3, 7 1/2s, 2031	1,141,827	1,197,304
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,866,536	1,950,679
Ser. 02-W7, Class A5, 7 1/2s, 2029	115,148	120,990
Ser. 01-T4, Class A1, 7 1/2s, 2028	127,702	134,805
Ser. 02-W3, Class A5, 7 1/2s, 2028	1,265,718	1,328,309
Ser. 02-26, Class A1, 7s, 2048	1,922,067	1,992,736
Ser. 04-W12, Class 1A3, 7s, 2044	1,137,596	1,184,933
Ser. 04-T3, Class 1A3, 7s, 2044	2,285,895	2,379,833
Ser. 04-T2, Class 1A3, 7s, 2043	769,076	800,686
Ser. 03-W8, Class 2A, 7s, 2042	7,881,962	8,193,316
Ser. 03-W3, Class 1A2, 7s, 2042	761,072	790,598
Ser. 02-T16, Class A2, 7s, 2042	5,271,816	5,474,694
Ser. 02-T19, Class A2, 7s, 2042	3,629,757	3,771,884
Ser. 02-14, Class A1, 7s, 2042	2,377,336	2,463,246
Ser. 01-T10, Class A1, 7s, 2041	1,483,266	1,536,340
Ser. 02-T4, Class A2, 7s, 2041	3,988,519	4,132,953
Ser. 01-W3, Class A, 7s, 2041	660,918	683,790
Ser. 04-W1, Class 2A2, 7s, 2033	5,461,707	5,683,838
IFB Ser. 05-95, Class CP, 6.878s, 2035	148,334	151,508
IFB Ser. 05-83, Class QP, 6.009s, 2034	566,469	546,189
IFB Ser. 05-66, Class PS, 5.928s, 2035	1,110,733	1,047,976
IFB Ser. 05-93, Class AS, 5.928s, 2034	629,243	593,651
IFB Ser. 05-57, Class MN, 5.732s, 2035	1,284,858	1,266,099
Ser. 364, Class 10, IO, 5 1/2s, 2035	5,723,435	1,280,779
Ser. 350, Class 2, IO, 5 1/2s, 2034	12,737,827	2,837,063
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	1,259,289	128,290
IFB Ser. 03-66, Class SA, IO, 3.271s, 2033	1,906,905	143,590
IFB Ser. 03-48, Class S, IO, 3.171s, 2033	847,673	64,338
IFB Ser. 05-113, Class DI, IO, 2.87s, 2036	74,223,000	4,913,563
IFB Ser. 03-122, Class SA, IO, 2.721s, 2028	3,464,841	202,000
IFB Ser. 04-51, Class S0, IO, 2.671s, 2034	484,984	27,596
IFB Ser. 05-65, Class KI, IO, 2.621s, 2035	35,296,178	2,191,893
IFB Ser. 05-72, Class WS, IO, 2.371s, 2035	1,376,448	97,177
IFB Ser. 05-82, Class SW, IO, 2.351s, 2035	7,284,389	380,154
IFB Ser. 05-82, Class SY, IO, 2.351s, 2035	9,269,709	483,763
IFB Ser. 05-45, Class EW, IO, 2.341s, 2035	27,453,554	1,498,964

IFB Ser. 05-47, Class SW, IO, 2.341s, 2035	4,829,838	249,793
IFB Ser. 05-105, Class S, IO, 2.321s, 2035	1,340,811	74,792
IFB Ser. 05-95, Class CI, IO, 2.321s, 2035	1,940,680	130,220
IFB Ser. 05-84, Class SG, IO, 2.321s, 2035	3,456,256	243,786
IFB Ser. 05-87, Class SG, IO, 2.321s, 2035	4,479,017	244,246
IFB Ser. 05-89, Class S, IO, 2.321s, 2035	13,183,725	683,906
IFB Ser. 05-69, Class AS, IO, 2.321s, 2035	936,726	53,276
IFB Ser. 05-104, Class NI, IO, 2.321s, 2035	1,601,505	128,390
IFB Ser. 04-92, Class S, IO, 2.321s, 2034	2,783,227	171,725
IFB Ser. 05-83, Class QI, IO, 2.311s, 2035	476,213	34,764
IFB Ser. 05-92, Class SC, IO, 2.301s, 2035	4,624,866	298,304
IFB Ser. 05-83, Class SL, IO, 2.291s, 2035	9,372,964	523,949
IFB Ser. 05-95, Class OI, IO, 2.211s, 2035	265,627	19,736
IFB Ser. 03-124, Class ST, IO, 2.121s, 2034	1,387,339	64,234
IFB Ser. 03-112, Class SA, IO, 2.121s, 2028	1,801,962	68,533
IFB Ser. 05-67, Class BS, IO, 1.771s, 2035	2,414,090	113,160
IFB Ser. 05-73, Class ST, IO, 1.751s, 2035	1,088,918	44,407
IFB Ser. 05-74, Class SE, IO, 1.721s, 2035	9,775,365	356,801
IFB Ser. 05-82, Class SI, IO, 1.721s, 2035	7,860,842	287,412
IFB Ser. 05-74, Class NI, IO, 1.701s, 2035	7,928,384	372,634
IFB Ser. 05-87, Class SE, IO, 1.671s, 2035	17,995,132	683,253
IFB Ser. 04-54, Class SW, IO, 1.621s, 2033	1,081,714	35,060
Ser. 03-W6, Class 11, IO, 1.286s, 2035	654,209	393
Ser. 03-W10, Class 1A, IO, 1.284s, 2043	34,927,500	558,192
Ser. 03-W10, Class 3A, IO, 1.265s, 2043	42,023,793	721,921
Ser. 01-T12, Class IO, 0.57s, 2041	4,673,473	55,951
Ser. 03-W2, Class 1, IO, 0.469s, 2042	1,931,060	18,662
Ser. 01-50, Class B1, IO, 0.461s, 2041	7,737,547	59,093
Ser. 02-T4, IO, 0.455s, 2041	23,802,178	216,661
Ser. 02-T1, Class IO, IO, 0.425s, 2031	4,387,681	40,279
Ser. 03-W6, Class 3, IO, 0.365s, 2042	3,000,215	14,101
Ser. 01-79, Class BI, IO, 0.336s, 2045	7,300,715	51,693
Ser. 03-W6, Class 21, IO, 0.004s, 2042	687,277	1
Ser. 05-113, Class DO, PO, zero %, 2036	11,408,000	9,271,282
Ser. 361, Class 1, PO, zero %, 2035	4,203,790	3,334,785
Ser. 05-65, Class KO, PO, zero %, 2035	1,235,133	1,023,802
Ser. 352, Class 1, PO, zero %, 2034	3,549,109	2,704,881
Ser. 353, Class 1, PO, zero %, 2034	11,400,823	8,384,727
Ser. 342, Class 1, PO, zero %, 2033	1,090,324	862,038
Ser. 02-82, Class TO, PO, zero %, 2032	1,238,000	989,410
Ser. 05-38, PO, zero %, 2031	179,000	134,698
FRB Ser. 05-79, Class FE, zero %, 2035	749,656	794,216
FRB Ser. 05-45, Class FG, zero %, 2035	544,043	573,421
FRB Ser. 05-81, Class DF, zero %, 2033	223,048	232,631
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	3,880,180	4,096,020
Ser. T-58, Class 4A, 7 1/2s, 2043	560,625	588,539
Ser. T-42, Class A5, 7 1/2s, 2042	376,462	394,941
Ser. T-41, Class 3A, 7 1/2s, 2032	2,719	2,847
Ser. T-60, Class 1A2, 7s, 2044	1,385,643	1,441,284
Ser. T-59, Class 1A2, 7s, 2043	3,234,524	3,369,918
Ser. T-55, Class 1A2, 7s, 2043	1,939,296	2,003,687
Freddie Mac
IFB Ser. 2963, Class SV, 11.122s, 2034	368,000	417,565
IFB Ser. 3081, Class DC, 9.506s, 2035	697,000	725,229
IFB Ser. 2979, Class AS, 8.252s, 2034	319,897	325,295
IFB Ser. 3051, Class PS, 8.142s, 2035	385,073	389,947
IFB Ser. 3072, Class SA, 8.106s, 2035	273,335	272,908
IFB Ser. 2996, Class SA, 7.784s, 2035	619,316	605,381
IFB Ser. 3072, Class SM, 7.776s, 2035	434,019	428,051
IFB Ser. 3072, Class SB, 7.629s, 2035	410,073	402,128
IFB Ser. 3012, Class GP, 5.889s, 2035	847,547	837,292
Ser. 2229, Class PD, 7 1/2s, 2030	255,172	271,041
Ser. 2224, Class PD, 7 1/2s, 2030	253,503	269,268
Ser. 2217, Class PD, 7 1/2s, 2030	265,870	282,404
Ser. 2187, Class PH, 7 1/2s, 2029	591,959	628,771
Ser. 1989, Class C, 7 1/2s, 2027	88,903	94,432
Ser. 1990, Class D, 7 1/2s, 2027	243,425	258,563
Ser. 1969, Class PF, 7 1/2s, 2027	212,118	225,309
Ser. 1975, Class E, 7 1/2s, 2027	56,076	59,563
Ser. 1943, Class M, 7 1/2s, 2027	131,891	140,093
Ser. 1932, Class E, 7 1/2s, 2027	184,055	195,500
Ser. 1938, Class E, 7 1/2s, 2027	74,463	79,093
Ser. 1941, Class E, 7 1/2s, 2027	60,963	64,754
Ser. 1924, Class H, 7 1/2s, 2027	200,373	212,834
Ser. 1928, Class D, 7 1/2s, 2027	79,060	83,977
Ser. 1915, Class C, 7 1/2s, 2026	180,893	192,142
Ser. 1923, Class D, 7 1/2s, 2026	214,818	228,177
Ser. 1904, Class D, 7 1/2s, 2026	231,814	246,230
Ser. 1905, Class H, 7 1/2s, 2026	205,089	217,843
Ser. 1890, Class H, 7 1/2s, 2026	193,067	205,073
Ser. 1895, Class C, 7 1/2s, 2026	96,710	102,725
Ser. 2256, Class UA, 7s, 2030	72,917	76,586
Ser. 2208, Class PG, 7s, 2030	661,193	694,459
Ser. 2211, Class PG, 7s, 2030	367,344	385,826
Ser. 2198, Class PH, 7s, 2029	564,385	592,780
Ser. 2054, Class H, 7s, 2028	1,420,631	1,492,107
Ser. 2031, Class PG, 7s, 2028	151,778	159,414
Ser. 2020, Class E, 7s, 2028	769,746	808,474
Ser. 1998, Class PL, 7s, 2027	339,486	356,566
Ser. 1999, Class PG, 7s, 2027	543,289	570,623
Ser. 2004, Class BA, 7s, 2027	331,386	348,059
Ser. 2005, Class C, 7s, 2027	251,596	264,255
Ser. 2005, Class CE, 7s, 2027	280,865	294,996

Ser. 2006, Class H, 7s, 2027	802,230	842,592
Ser. 2006, Class T, 7s, 2027	512,898	538,703
Ser. 1987, Class AP, 7s, 2027	164,597	172,878
Ser. 1987, Class PT, 7s, 2027	277,572	291,537
Ser. 1978, Class PG, 7s, 2027	478,631	502,712
Ser. 1973, Class PJ, 7s, 2027	571,731	600,496
Ser. 1725, Class D, 7s, 2024	111,909	117,540
Ser. 2008, Class G, 7s, 2023	41,524	43,613
Ser. 1750, Class C, 7s, 2023	250,537	263,143
Ser. 1530, Class I, 7s, 2023	263,396	276,649
IFB Ser. 3065, Class DC, 6.752s, 2035	1,079,211	1,043,921
IFB Ser. 3050, Class SA, 5.952s, 2034	743,698	698,630
IFB Ser. 3031, Class BS, 5.802s, 2035	1,520,822	1,457,860
Ser. 2600, Class CI, IO, 5 1/2s, 2029	284,630	64,842
IFB Ser. 2594, Class SE, IO, 2.681s, 2030	2,282,614	134,460
IFB Ser. 2828, Class TI, IO, 2.681s, 2030	1,077,257	78,438
IFB Ser. 3033, Class SF, IO, 2.431s, 2035	1,628,713	88,561
IFB Ser. 3028, Class ES, IO, 2.381s, 2035	5,097,620	418,005
IFB Ser. 3045, Class DI, IO, 2.361s, 2035	13,839,882	701,682
IFB Ser. 2981, Class AS, IO, 2.351s, 2035	3,064,424	153,221
IFB Ser. 2981, Class BS, IO, 2.351s, 2035	1,640,168	83,485
IFB Ser. 2981, Class CS, IO, 2.351s, 2035	2,096,291	106,072
IFB Ser. 3034, Class SE, IO, 2.331s, 2035	1,412,900	83,220
IFB Ser. 3054, Class CS, IO, 2.331s, 2035	1,196,229	70,697
IFB Ser. 3066, Class SI, IO, 2.331s, 2035	6,899,892	558,891
IFB Ser. 3031, Class BI, IO, 2.321s, 2035	1,039,546	74,639
IFB Ser. 3067, Class SI, IO, 2.281s, 2035	3,973,479	323,044
IFB Ser. 3065, Class DI, IO, 2.251s, 2035	781,964	58,335
IFB Ser. 3012, Class UI, IO, 2.051s, 2035	2,041,502	111,058
IFB Ser. 3016, Class SP, IO, 1.741s, 2035	1,040,785	44,025
IFB Ser. 2937, Class SY, IO, 1.731s, 2035	1,112,292	39,987
IFB Ser. 3012, Class IG, IO, 1.711s, 2035	7,480,923	341,130
IFB Ser. 2957, Class SW, IO, 1.631s, 2035	6,256,349	238,523
IFB Ser. 2815, Class S, IO, 1.631s, 2032	2,519,463	87,425
Ser. 3045, Class DO, PO, zero %, 2035	1,058,386	835,702
Ser. 231, PO, zero %, 2035	20,883,784	15,765,181
Ser. 228, PO, zero %, 2035	4,932,375	3,886,954
Ser. 227, PO, zero %, 2034	12,686,484	9,284,572
FRB Ser. 3024, Class CW, zero %, 2034	211,563	210,003
FRB Ser. 3022, Class TC, zero %, 2035	242,823	269,230
FRB Ser. 2986, Class XT, zero %, 2035	137,999	146,149
FRB Ser. 2958, Class FL, zero %, 2035	665,770	633,946
FRB Ser. 3046, Class WF, zero %, 2035	348,997	341,335
FRB Ser. 3054, Class XF, zero %, 2034	144,194	145,347
FRB Ser. 3046, Class UF, zero %, 2033	616,663	610,048
FRN Ser. 3030, Class CF, zero %, 2035	553,677	594,251
Government National Mortgage Association
IFB Ser. 05-84, Class SL, 6.267s, 2035	2,692,204	2,540,768
IFB Ser. 05-66, Class SP, 6.267s, 2035	3,143,257	2,972,264
IFB Ser. 05-84, Class SB, 6.075s, 2035	543,031	513,249
IFB Ser. 05-68, Class SP, 5.99s, 2035	8,645,000	7,988,845
IFB Ser. 05-68, Class DP, 5.904s, 2035	4,115,148	3,994,575
IFB Ser. 05-7, Class NP, 4.924s, 2033	434,659	415,491
IFB Ser. 05-84, Class AS, IO, 2.43s, 2035	3,583,670	202,701
IFB Ser. 05-65, Class SI, IO, 1.98s, 2035	10,545,013	489,289
IFB Ser. 05-68, Class SI, IO, 1.93s, 2035	17,857,579	937,523
IFB Ser. 05-51, Class SJ, IO, 1.83s, 2035	5,377,772	272,115
IFB Ser. 05-68, Class S, IO, 1.83s, 2035	10,667,359	507,766
IFB Ser. 05-60, Class SJ, IO, 1.41s, 2034	8,613,357	320,417

Total collateralized mortgage obligations (cost $266,524,783)		$262,535,683

ASSET-BACKED SECURITIES (4.2%)(a)

	Principal amount	Value

American Home Mortgage Investment Trust FRN Ser. 04-3, Class 3A, 3.71s, 2034	$103,955	$102,317
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.608s, 2034	6,574,302	21,572
Ser. 05-E, Class 2, IO, 0.306s, 2035	14,331,000	100,765
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	778,591	835,739
Ser. 05-RP3, Class 1A3, 8s, 2035	2,038,704	2,167,346
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	1,957,573	2,058,969
Mastr Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	1,520,916	34,677
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	3,993,395	11,980
Morgan Stanley Mortgage Loan Trust
Ser. 05-3AR, Class 2A2, 5.267s, 2035	5,269,198	5,267,139
Ser. 05-5AR, Class 2A1, 5.443s, 2035	3,553,042	3,556,375
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-14, Class 1A, 5.088s, 2034	1,777,628	1,775,319
Ser. 04-16, Class 1A2, 4.999s, 2034	4,501,561	4,498,349
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 7.758s, 2034	3,693,507	3,527,668
IFB Ser. 05-6, Class 5A8, 5.143s, 2035	2,564,487	2,301,627
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	18,649,000	279,735
Ser. 05-AR12, Class 2A5, 4.321s, 2035	8,657,000	8,412,181
Ser. 05-AR9, Class 1A2, 4.353s, 2035	823,450	805,319

Total asset-backed securities (cost $36,522,689)		$35,757,077

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)

	Expiration	Contract amount	Value
	date/strike price

Agreement with Lehman Brothers dated December 9, 2005 for the obligation to receive a fixed swap rate of 5.19% semi-annually versus the three month LIBOR maturing on
December 12, 2017.	Dec-17/$5.19	83,043,000	$3,702,389
Agreement with Lehman Brothers dated December 9, 2005 for the obligation to pay a fixed swap rate of 5.19% semi-annually versus the three month LIBOR maturing on December 12,
2017.	Dec-17/$5.19	83,043,000	2,549,752
Option on an interest rate swap with Citibank for the right to pay a fixed rate of 4.885%
versus the three month LIBOR maturing on January 11, 2016.	Jan-06/$4.89	25,769,000	133,999
Option on an interest rate swap with Citibank for the right to receive a fixed rate of 4.885%
versus the three month LIBOR maturing on January 11, 2016.	Jan-06/$4.89	25,769,000	59,269

Total Purchased Options Outstanding (cost $7,063,158)			$6,445,409

SHORT-TERM INVESTMENTS (25.5%)(a)

		Principal amount	Value

Freddie Mac for an effective yield of 4.21%, January 23, 2006		$22,000,000	$21,943,668
Federal Home Loan Bank for an effective yield of 4.19%, January 11, 2006		60,000,000	59,930,333
Interest in $455,000,000 joint tri party repurchase agreement dated December 30, 2005 with
Bank of America Securites, LLC due January 3, 2006 with respect to various U.S.
Government obligations -- maturity value of $131,662,729 for an effective yield of 4.29%
(collateralized by Fannie Mae with a yield of 5.00% due April 1, 2035, valued at
$464,100,101)		131,600,000	131,600,000
U.S. Treasury Bills for an effective yield of 3.93%, January 26, 2006 (SEG)		24,000	23,930
U.S. Treasury Bills for an effective yield of 3.50%, January 26, 2006 (SEG)		1,334,000	1,330,762

Total short-term investments (cost $214,828,693)			$214,828,693

TOTAL INVESTMENTS

Total investments (cost $951,777,034) (b)			$954,872,126

FUTURES CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(appreciation)

Euro 90 day (Short)	919	$218,836,875	Mar-07	$9,865
Euro 90 day (Long)	919	218,618,613	Jun-06	(42,309)
Euro 90 day (Short)	2	476,125	Mar-06	3,198
U.S. Treasury Bond 20 yr (Long)	85	9,705,938	Mar-06	78,747
U.S. Treasury Note 10 yr (Long)	3,178	347,693,063	Mar-06	1,640,167
U.S. Treasury Note 2 yr (Short)	194	39,806,375	Mar-06	50,948
U.S. Treasury Note 5 yr (Short)	3,969	422,078,344	Mar-06	277,261

Total				$2,017,877

WRITTEN OPTIONS OUTSTANDING at 12/31/05 (premiums received $3,079,304) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a
fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	39,810,000	Jul-07/$4.55	$2,085,300

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive
a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	39,810,000	Jul-07/$4.55	782,959

Total			$2,868,259

TBA SALE COMMITMENTS OUTSTANDING at 12/31/05 (proceeds receivable $49,344,825) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, January 1, 2036	$500,000	01/12/06	$504,492
FNMA, 5 1/2s, January 1, 2036	38,900,000	01/12/06	38,517,077
FNMA, 5s, January 1, 2036	10,300,000	01/12/06	9,976,516
FNMA, 4 1/2s, January 1, 2021	400,000	01/18/06	389,000

Total			$49,387,085

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation
	amount	date	(depreciation)

Agreement with Bank of America, N.A. dated August 9, 2005 to pay semi-annually the notional amount multiplied by 4.892% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	$90,500,000	8/11/15	$(874,255)

Agreement with Bank of America, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.943% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	48,000,000	10/21/15	(79,686)

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	28,800,000	3/30/09	1,297,393

Agreement with Bank of America, N.A. dated August 30, 2005 to pay semi-annually the notional amount multiplied by 4.53125% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	14,000,000	9/1/15	(275,905)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to pay semi-annually the notional amount multiplied by 4.945%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.	9,804,300	7/9/14	(156,237)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	8,911,700	7/9/06	(43,801)

Agreement with JPMorgan Chase Bank, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.916% and receive quarterly the notional amount multiplied by the three month
LIBOR.	44,000,000	10/21/15	8,767

Agreement with JPMorgan Chase Bank, N.A. dated August 31, 2005 to receive semi-annually the notional amount multiplied by 4.4505%
and pay quarterly the notional amount multiplied by the three month
USD-LIBOR-BBA.	36,500,000	9/2/15	(951,626)

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	5,404,000	8/2/15	(40,071)

Agreement with Lehman Brothers Special Financing, Inc. dated
February 2, 2005 to receive semi-annually the notional amount multiplied by 4.089% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	172,300,000	2/4/10	(3,208,020)

Agreement with Lehman Brothers Special Financing, Inc. dated
October 6, 2005 to pay semi-annually the notional amount multiplied by 4.687% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	130,000,000	10/11/10	884,975

Agreement with Lehman Brothers Special Financing, Inc. dated June
27, 2005 to pay semi-annually the notional amount multiplied by
3.9334% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	58,300,000	6/29/07	767,123

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.	44,173,000	12/15/13	(772,121)

Agreement with Lehman Brothers Special Financing, Inc. dated June
27, 2005 to pay semi-annually the notional amount multiplied by
4.3059% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	10,600,000	6/29/15	499,127

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	7,408,000	1/26/06	6,901

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	7,228,000	1/23/06	6,120

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	7,228,000	1/23/06	6,088

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	3,883,000	1/26/06	3,444

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.375% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,449,000	1/26/14	59,465

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,390,000	1/23/14	52,620

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	2,390,000	1/23/14	52,338

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.379% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	1,254,000	1/26/14	30,102

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	351,000	12/16/13	7,588

Agreement with Lehman Brothers Special Financing, Inc. dated
December 15, 2005 to pay semi-annually the notional amount
multiplied by 5.0265% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	83,617,000	12/19/15	(559,534)

Total			$(3,279,205)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	depreciation

Agreement with Lehman Brothers Finance, S.A.
dated September 20, 2005 to receive/(pay)
semiannually the notional amount multiplied by the
return of the Lehman Brothers US Hybrid ARM Index
and pay semiannually the notional amount multiplied
by the six month USD-LIBOR-BBA adjusted by a
specified spread.	$226,115,000	4/1/06	$(1,353,739)

NOTES

(a) Percentages indicated are based on net assets of $841,396,203

(b) The aggregate identified cost on a tax basis is $951,814,565, resulting in gross unrealized appreciation and depreciation of $13,107,820 and $10,050,259, respectively, or net unrealized appreciation of $3,057,561.

At December 31, 2005, liquid assets totaling $296,248,995 have been designated as collateral for open forward commitents and swap contracts.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2005.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2005.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: February 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2006